Document and Entity Information	Mar. 14, 2022
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Mar. 14, 2022
Entity Registrant Name	HF SINCLAIR CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-03876
Entity Tax Identification Number	87-2092143
Entity Address, Address Line One	2828 N. Harwood
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	871-3555
Entity Information, Former Legal or Registered Name	Hippo Parent Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	DINO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001915657